Other Expenses (Summary of Detailed Information About Other Income and Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income Expense [abstract]
Other (expenses) income	$ 548	$ 204
Gain on disposal of investment	0	19
Integration and restructuring costs	(49)	(46)
Foreign exchange loss, net of related derivatives	91	31
Earnings of equity-accounted investees	(101)	(247)
Other expenses	(102)	(141)
Covid 19 Related Expenses	0	8
Customer prepayment costs	47	42
Project Feasibility	86	79
Consulting Expenses	21	29
Employee Special Recognition Award	0	61
Legal Expenses	34	21
Other Expenses Gain Loss On Currency Swap Transactions	92	0
Gain On Amendments To Other Post Retirement Pension Plans	80	0
AROERL Expense For Non Operating Sites	152	0
Expense Recognised During Period For Bad Debts	$ 55	$ 12